Blue Chip Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.02%
Communication Services - 17.52%
Alphabet, Inc., Class A* 3,150 $ 8,421,588
Alphabet, Inc., Class C* 3,129 8,339,755
AT&T, Inc. 369,905 9,991,134
Comcast Corp., Class A 180,200 10,078,586
Facebook, Inc., Class A* 48,850 16,579,202
Verizon Communications,
Inc. 185,389 10,012,860
Walt Disney Co. (The)* 59,350 10,040,239
73,463,364
Consumer Discretionary - 8.56%
Amazon.com, Inc.* 4,770 15,669,641
Home Depot, Inc. (The) 30,700 10,077,582
McDonald's Corp. 42,200 10,174,842
35,922,065
Consumer Staples - 10.75%
Coca-Cola Co. (The) 190,514 9,996,269
PepsiCo, Inc. 66,375 9,983,464
Procter & Gamble Co.
(The) 107,806 15,071,279
Walmart, Inc. 71,869 10,017,101
45,068,113
Energy - 4.77%
Chevron Corp. 98,145 9,956,810
Exxon Mobil Corp. 170,787 10,045,692
20,002,502
Financials - 13.61%
Bank of America Corp. 240,458 10,207,442
Berkshire Hathaway, Inc.,
Class B* 36,500 9,962,310
Citigroup, Inc. 142,700 10,014,686
JPMorgan Chase & Co. 103,095 16,875,620
Wells Fargo & Co. 216,119 10,030,083
57,090,141
Health Care - 9.63%
Johnson & Johnson 62,162 10,039,163
Merck & Co., Inc. 132,735 9,969,726
Pfizer, Inc. 240,824 10,357,840
UnitedHealth Group, Inc. 25,650 10,022,481
40,389,210
Industrials - 10.44%
3M Co. 56,700 9,946,314
Industry Company Shares Value
Industrials (continued)
Boeing Co. (The)* 45,450 $ 9,996,273
Raytheon Technologies
Corp. 116,360 10,002,306
United Parcel Service, Inc.,
Class B 76,013 13,841,967
43,786,860
Information Technology - 24.74%
Apple, Inc. 118,350 16,746,525
Cisco Systems, Inc. 183,358 9,980,176
Intel Corp. 187,793 10,005,611
International Business
Machines Corp. 72,267 10,040,054
Microsoft Corp. 59,495 16,772,830
Oracle Corp. 118,913 10,360,890
QUALCOMM, Inc. 105,150 13,562,247
Visa, Inc., Class A 73,250 16,316,438
103,784,771
TOTAL COMMON STOCKS - 100.02% 419,507,026
(Cost $169,091,503)
TOTAL INVESTMENTS
-
100.02%
$ 419,507,026
(Cost $169,091,503)
Liabilities in Excess of Other Assets - (0.02%) (87,093)
NET ASSETS - 100.00% $ 419,419,933
* Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 419,507,026 $ – $ – $ 419,507,026
TOTAL
$419,507,026 $– $– $419,507,026
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.